FINANCIAL INSTRUMENTS - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Debt securities	73,819	71,552
Total held at fair value through profit or loss	180,609	206,771
Level 3 financial assets carried at fair value	228,516	256,959
Financial liabilities at fair value through profit or loss	17,755	23,123
Derivative financial instruments	24,042	18,060
Level 3 financial liabilities carried at fair value	84,772	86,223
Securitisation notes and other | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Securitisation notes and other | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	£ (1)	£ (1)
Securitisation notes and other | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Securitisation notes and other | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Derivative liabilities £m | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.17	0.13
Derivative liabilities £m | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	1.05	1.68
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 21,527	£ 25,368
Total held at fair value through profit or loss	180,609	206,771
Financial assets at fair value through profit or loss | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	356	502
Financial assets at fair value through profit or loss | Favourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	81	123
Financial assets at fair value through profit or loss | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(385)	(460)
Financial assets at fair value through profit or loss | Unfavourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ (88)	£ (131)
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0289	0.0213
Financial assets at fair value through profit or loss | Credit spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.06	0.07
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes £m | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ 9	£ 13
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes £m | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ (9)	£ (13)
Financial assets at fair value through profit or loss | Earnings multiple | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	1.9	3.5
Financial assets at fair value through profit or loss | Earnings multiple | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	15.2	14.9
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes £m | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ 84	£ 191
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes £m | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(84)	(191)
Financial assets at fair value through other comprehensive income | Favourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	15	14
Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(15)	£ (14)
Derivative assets £m | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.13
Derivative assets £m | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		1.68
Derivative assets £m | Interest rate volatility | Favourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	9	£ 10
Derivative assets £m | Interest rate volatility | Unfavourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	(7)	(23)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	450,071	451,772
Debt securities	0	0
Financial liabilities at fair value through profit or loss	45	37
Derivative financial instruments	608	944
Level 3 £m | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	7,883	9,793
Total held at fair value through profit or loss	11,304	13,313
Discounted cash flows | Financial assets at fair value through profit or loss | Favourable changes £m | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	2	22
Discounted cash flows | Financial assets at fair value through profit or loss | Unfavourable changes £m | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	(33)	(16)
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Favourable changes £m | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	0	4
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Unfavourable changes £m | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	0	(4)
Cost or valuation | Securitisation notes and other
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	45	37
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	608	944
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Favourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	0	0
Cost or valuation | Derivative liabilities £m | Interest rate volatility | Unfavourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	0	0
Cost or valuation | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	7,883	9,793
Total held at fair value through profit or loss	11,304	13,313
Cost or valuation | Financial assets at fair value through profit or loss | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	771	892
Cost or valuation | Financial assets at fair value through profit or loss | Credit spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	162	191
Cost or valuation | Financial assets at fair value through profit or loss | Earnings multiple | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	1,907	1,692
Cost or valuation | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets available-for-sale	342	305
Cost or valuation | Financial assets at fair value through other comprehensive income | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	283	235
Cost or valuation | Derivative assets £m | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	553	893
Cost or valuation | Level 3 £m | Financial liabilities at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	653	981
Cost or valuation | Level 3 £m | Financial assets at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	12,199	14,511
Cost or valuation | Discounted cash flows | Financial assets at fair value through profit or loss | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	581	745
Cost or valuation | Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	£ 59	£ 70